LOAN PAYABLE	6 Months Ended
Mar. 31, 2011
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term Debt [Text Block]
NOTE 4      LOAN PAYABLE

Through September 30, 2009, the Company received $325,750 of advances to fund operations of which $40,000 was repaid in 2009.  The loans were made pursuant to the Letter of Intent (See Note 9).  The remaining loan balance at March 31, 2011 is $285,750. Through  March 31, 2011, the Company recorded $54,448 as an in kind contribution of interest.  The advances are unsecured, non interest bearing and due on demand (See Note 3(B)).